Subsequent Events (Details Textual)	1 Months Ended				9 Months Ended
	Jan. 31, 2016 USD ($) a Boe	Oct. 31, 2015 USD ($)	Oct. 29, 2015 shares	Apr. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares
Shares sold | shares			350
Stock Issued During Period, Value, New Issues		$ 7,000,000			$ 1,345,000
Subscription Agreement [Member]
Stock Issued Value Pursuant To Agreement					$ 1,345,000
Stock Issued Shares Pursuant To Agreement | shares					664,590
Subscription Agreement [Member] | Restricted Stock [Member]
Shares sold | shares				2,500,000
Stock Issued During Period, Value, New Issues				$ 6,020,000
Stock Issued Value Pursuant To Agreement				$ 6,020,000		$ 800,000
Stock Issued Shares Pursuant To Agreement | shares				2,800,000		372,094
Subsequent Event [Member] | Convertible Notes Payable [Member]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	30.00%
Debt Instrument, Face Amount	$ 100,000
Proceeds from Convertible Debt	$ 50,000
Debt Instrument, Maturity Date	Sep. 30, 2016
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Subsequent Event [Member] | T-Rex LLC #3 [Member]
Number of Businesses Acquired	4
Noncontrolling Interest, Ownership Percentage by Parent	16.67%
Equity Method Investment, Ownership Percentage	83.33%
Subsequent Event [Member] | T-Rex Oil LLC #3 [Member]
Gas and Oil Area, Developed, Gross | a	13,826
Gas and Oil Area, Developed, Net | a	10,000
Productive Oil Wells, Number of Wells, Net	15
Production, Barrels of Oil Equivalents | Boe	60